Non-controlling Interests and Redeemable non-controlling Interest (Tables)	6 Months Ended
Jun. 30, 2021
Noncontrolling Interest [Abstract]
Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests for the three and six months ended June 30 consists of the following:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$19,579	$15,503	$41,521	$33,735
Non-controlling interests - redeemable tax equity partnership units	1,707	1,756	3,425	3,475
Other net earnings attributable to:
Non-controlling interests	(349)	(625)	(4,044)	(1,234)
	$20,937	$16,634	$40,902	$35,976
Redeemable non-controlling interest, held by related party	(2,617)	(3,393)	(5,298)	(7,159)
Net effect of non-controlling interests	$18,320	$13,241	$35,604	$28,817